Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Oct. 31, 2019	Oct. 31, 2018
Assets:
Cash and deposits with financial institutions		$ 46,720	$ 62,269
Trading assets		127,488	100,262
Financial instruments designated at fair value through profit or loss			12
Securities purchased under resale agreements and securities borrowed		131,178	104,018
Derivative financial instruments		38,119	37,558
Investment securities - other	[1]	9,608
Customers' liability under acceptances		13,896	16,329
Liabilities:
Deposits		733,390	676,534
Financial instruments designated at fair value through profit or loss		12,235	8,188
Acceptances		13,901	16,338
Obligations related to securities sold short		30,404	32,087
Derivative financial instruments		40,222	37,967
Obligations related to securities sold under repurchase agreements and securities lent		124,083	101,257
Subordinated debentures		7,252	5,698
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		46,720	62,269
Trading assets		127,488	100,262
Financial instruments designated at fair value through profit or loss			12
Securities purchased under resale agreements and securities borrowed		131,178	104,018
Derivative financial instruments		38,119	37,558
Investment securities - other		60,514	57,653
Investment securities - amortized cost		21,845	20,743
Loans		592,483	551,834
Customers' liability under acceptances		13,896	16,329
Other financial assets		15,142	10,913
Liabilities:
Deposits		733,390	676,534
Financial instruments designated at fair value through profit or loss		12,235	8,188
Acceptances		13,901	16,338
Obligations related to securities sold short		30,404	32,087
Derivative financial instruments		40,222	37,967
Obligations related to securities sold under repurchase agreements and securities lent		124,083	101,257
Subordinated debentures		7,252	5,698
Other financial liabilities		37,713	34,805
At fair value [member]
Assets:
Cash and deposits with financial institutions		46,720	62,269
Trading assets		127,488	100,262
Financial instruments designated at fair value through profit or loss			12
Securities purchased under resale agreements and securities borrowed		131,178	104,018
Derivative financial instruments		38,119	37,558
Investment securities - other		60,514	57,653
Investment securities - amortized cost		22,000	20,316
Loans		600,155	553,758
Customers' liability under acceptances		13,896	16,329
Other financial assets		15,142	10,913
Liabilities:
Deposits		735,270	674,535
Financial instruments designated at fair value through profit or loss		12,235	8,188
Acceptances		13,901	16,338
Obligations related to securities sold short		30,404	32,087
Derivative financial instruments		40,222	37,967
Obligations related to securities sold under repurchase agreements and securities lent		124,083	101,257
Subordinated debentures		7,553	5,627
Other financial liabilities		$ 38,338	$ 35,432

[1]	Excludes debt investment securities measured at amortized cost of $21,845 (October 31, 2018 – $20,743).